Other Income (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Income
Gain from sales of marketable securities			$ 3,436,713
Unrealized gains (loss) on marketable securities	(8,598,962)	679,626
Government subsidies	6,180,360	4,080,900	4,759,411
Reimbursement income from depository agent	721,813	542,056	626,888
Gain (loss) from sale of properties held for sale	417,610	1,348,003	(121,639)
Gain from bargain purchase		392,524
Foreign exchange gain (loss)	(1,051,883)	(1,453,940)	78,997
Loss from disposal of subsidiaries	(1,054,348)
Amortization of discounts related to liability for exclusive rights	(891,441)
Total other income (loss)	$ (4,276,851)	$ 5,589,169	$ 8,780,370